INVESTMENT IN EQUITY SECURITIES (Tables)	9 Months Ended
Dec. 31, 2012
Schedule of Equity Method Investments [Table Text Block]
Amount
Available-for-sale equity securities:
Cost basis	$88,515
Net unrealized gains	27,107
Foreign exchange losses	(23,125)
Fair value at March 31, 2012	92,497

Net unrealized losses	(27,716)
Foreign exchange gains	770
Fair value at December 31, 2012	$65,551